Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Intangible Assets [Abstract]
Copyrights of online education academy courses	$ 23,800,000	$ 16,600,000
Less: Accumulated amortization	(4,413,917)	(2,633,917)
Intangible assets, net	$ 19,386,083	$ 13,966,083